Accounts Receivables (Details) - Schedule of the activity in the allowance for doubtful accounts - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Schedule of the activity in the allowance for doubtful accounts [Abstract]
Balance at beginning of year	$ 53,727	$ 42,253
Provision		8,906
Charge-offs
Recoveries	(37,591)
Effect of translation adjustment	2,322	2,568
Balance at end of year	$ 18,458	$ 53,727